Disclosure of number and weighted average exercise prices of other equity instruments (Details) - SCL Equity Plan [Member] - Restricted stock units [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Summary of restricted share units activity [Line Items]
Unvested beginning balance (in shares) | shares	15,322	3,363	1,407	0
Granted (in shares) | shares	13,040	2,337	1,412
Vested (in shares) | shares	(961)	(244)	0
Forfeited (in shares) | shares	(120)	(137)	(5)
Unvested ending balance (in shares) | shares	15,322	3,363	1,407
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	$ 4.44	$ 4.99	$ 0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	3.22	4.11	4.99
Vested, weighted average grant date fair value (in usd per share) | $ / shares	4.46	4.09	0
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares	4.53	4.97	4.99
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $ / shares	$ 3.40	$ 4.44	$ 4.99